Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-04 - Fidelity Managed Retirement 2010 Fund	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	12.62%	5.26%	6.99%	11.45%	3.50%	5.73%	7.72%	3.68%	5.28%	8.72%	3.05%	3.75%	12.94%	5.54%	7.29%